UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2004

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 30,2004


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        57
FORM 13F INFORMATION VALUE TOTAL:              $306003

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1972     47983   Sole		     47983
Agilent Tech    Common  00846u101    266      8423   Sole                     8423
American ExpressCommon  025816109    249      4800   Sole                     4800
Am. Intl. Gr	Common	026874107    778     10909   Sole                    10909
Amgen Inc.      Common  031162100    330      5672   Sole                     5672
Anheuser Busch  Common  035229103    534     10479   Sole                    10479
Automatic Data 	Common	053015103   4409    104968   Sole                   104968
BP PLC          Common  055622104    231      4521   Sole                     4521
Berkshire Hath	Common	084670108  71188       763   Sole                      763
Berkshire Hath	Common	084670207   7703      2476   Sole                     2476
Bristol-Myers 	Common	110122108    573     23660   Sole                    23660
Buckeye PartnersL.P.    118230101    216      5000   Sole                     5000
Chevron Texaco  Common	166764100    648      7379   Sole                     7379
Cisco Systems	Common	17275R102   6571    278774   Sole                   278774
Citigroup	Common	172967101    392      7576   Sole                     7576
Coca-Cola Co.	Common	191216100  16449    327016   Sole                   327016
Emerson Elec.	Common	291011104    540      9005   Sole                     9005
ExxonMobil	Common	30231G102   3158     75925   Sole                    75925
First Data      Common	319963104  21927    520095   Sole                   520095
General ElectricCommon	369604103  11347    371787   Sole                   371787
Gillette Co.	Common	375766102  21403    547395   Sole                   547395
Hewlett Packard	Common	428236103   1652     72338   Sole                    72338
H.J. Heinz Co.	Common	423074103   1320     35338   Sole		     35338
IBM		Common	459200101   1048     11412   Sole                    11412
Intel Corp.	Common	458140100   8059    296287   Sole                   296287
J.P.MorganChase Common  46625H100    241      5740   Sole                     5740
Johnson & JohnsoCommon	478160104  17894    352791   Sole                   352791
Linear TechnologCommon	535678106  21377    576360   Sole		    576360
Lexmark Int'l   Common  529771107    323      3510   Sole                     3510
MBNA Corp       Common  55262L100    275      9962   Sole                     9962
Medco Health    Common  58405U102    312      9188   Sole                     9188
Medtronic	Common	585055106  13398    280591   Sole                   280591
Merck & Co.	Common	589331107   4467    101090   Sole                   101090
Microsoft	Common	594918104  10051    403182   Sole                   403182
3M Company 	Common	604059105   1512     18468   Sole                    18468
Moody's Corp.	Common	615369105  28123    397215   Sole		    397215
National City 	Common	635405103   1533     43096   Sole                    43096
Nortel Networks COmmon  656568102     93     15680   Sole                    15680
Old REpublic IntCommon	680223104    221      9000   Sole                     9000
Paychex Inc     Common  704326107    431     12112   Sole                    12112
PepsiCo		Common	713448108   1079     20032   Sole                    20032
Pfizer Inc.	Common	717081103   4576    130562   Sole                   130562
PNC Bank Corp.	Common	693475105    205      3700   Sole                     3700
PPG Industries	Common	693506107    405      6946   Sole                     6946
Procter & GambleCommon	742718109   1918     18287   Sole                    18287
Royal Dutch PetrCommon  780257804    287      6025   Sole                     6025
Sara Lee Corp	Common	803111103    210      9600   Sole                     9600
Teppco Partners L.P.	872384102    319      7600   Sole                     7600
Triton PCS HoldgCommon	89677M106    731    133233   Sole		    133233
Unitrin, Inc.   Common  913275103    323      7540   Sole                     7540
Valspar Corp.	Common	920355104    300      6100   Sole                     6100
Walgreen Co.	Common	931422109    628     19050   Sole                    19050
Wal-mart Stores Common  931142103    763     12791   Sole                    12791
Walt Disney Co.	Common	254687106    563     22521   Sole                    22521
Wells Fargo     Common  949746101    227      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   9224    156030   Sole                   156030
Wyeth           Common  983024100   1031     27448   Sole                    27448
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